SEI DAILY INCOME TRUST

Corporate Daily Income Fund
Treasury Securities Daily Income Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund

Supplement Dated December 7, 2004
to the Prospectus Dated May 31, 2004

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

Change of Fund Name

At a meeting held on June 17, 2004, the Board of Trustees of SEI Daily Income Trust approved the change of the Corporate Daily Income Fund's name to the Ultra Short Bond Fund. Accordingly, effective on or about December 1, 2004, the name of the Corporate Daily Income Fund will be changed to the Ultra Short Bond Fund. There will not be any changes to the Fund's investment policies as a result of this name change, and the Fund will continue to be managed in the manner described in the Fund's Prospectus. The Prospectus is hereby amended to reflect the change to the Fund's name.

Change in Investment Adviser and Approval of a "Manager of Managers" Structure

On October 27, 2004, at a special meeting of shareholders, the shareholders of each of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each a "Fund" and, collectively, the "Funds"), each a portfolio of the SEI Daily Income Trust, approved: (i) the operation of their respective Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund without obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Fund's investment adviser and "manager of managers." As of November 1, 2004, SIMC will serve as each Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Wellington Management Company, LLP ("Wellington Management") as the investment sub-adviser to each Fund. As of November 1, 2004, Wellington Management, which previously served as each Fund's investment adviser, will serve as each Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure. Accordingly, the prospectus is hereby supplemented to reflect the approval of the "manager of managers" structure for the Funds and the approval of SIMC as the Funds' investment adviser and "manager of managers."

Addition of Disclosure Regarding Short-Term Trading

The Prospectus is hereby amended and supplemented to add disclosure regarding the Funds' policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Funds Calculate NAV," the following language is hereby added:

  Frequent Purchases and Redemptions of Fund Shares

  "Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

  The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). This policy does not apply with respect to money market funds. The Funds' transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

  A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

  i. if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

  ii. if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

  The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

  Judgments with respect to implementation of the Funds' policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

  The Funds' monitoring techniques are intended as a reasonable approach to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

  While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

  Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

Addition of Disclosure on Portfolio Holdings Information

The Prospectus is hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

  Disclosure of Portfolio Holdings Information

  Information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for each Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Funds will post to the website the Funds' top ten holdings and full portfolio holdings. The Funds' top ten holdings will be available within ten (10) calendar days and the Funds' full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund

Supplement Dated December 7, 2004 to the Class A, Class B, Class C and Sweep Class Shares Prospectuses Dated May 31, 2004

This Supplement provides new and additional information beyond that contained in the Class A, Class B, Class C and Sweep Class Shares Prospectuses, and should be read in conjunction with such Prospectuses.

Addition of Disclosure Regarding Short-Term Trading

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds' (each a "Fund" and, together, the "Funds") policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Funds Calculate NAV," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds have not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

Addition of Disclosure on Portfolio Holdings Information

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for each Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Funds will post to the website the Funds' top ten holdings and full portfolio holdings. The Funds' top ten holdings will be available within ten (10) calendar days and the Funds' full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI DAILY INCOME TRUST

Prime Obligation Fund

Supplement Dated December 7, 2004
to the Class C and H Shares Prospectuses Dated May 31, 2004

This Supplement provides new and additional information beyond that contained in the Class C and H Shares Prospectuses, and should be read in conjunction with such Prospectuses.

Addition of Disclosure Regarding Short-Term Trading

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Prime Obligation Fund's (the "Fund") policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Fund Calculates NAV," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that this money market fund will be used by certain investors for short-term investment purposes.

Addition of Disclosure on Portfolio Holdings Information

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Fund's policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund's top ten holdings and full portfolio holdings. The Fund's top ten holdings will be available within ten (10) calendar days and the Fund's full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI DAILY INCOME TRUST

Government Fund

Supplement Dated December 7, 2004
to the Investment Service Shares Prospectus Dated May 31, 2004

This Supplement provides new and additional information beyond that contained in the Investment Service Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of Disclosure Regarding Short-Term Trading

The Prospectus is hereby amended and supplemented to add disclosure regarding the Government Fund's (the "Fund") policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "How the Fund Calculates NAV," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that this money market fund will be used by certain investors for short-term investment purposes.

Addition of Disclosure on Portfolio Holdings Information

The Prospectus is hereby amended and supplemented to add disclosure regarding the Fund's policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund's top ten holdings and full portfolio holdings. The Fund's top ten holdings will be available within ten (10) calendar days and the Fund's full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund

Supplement Dated December 7, 2004
to the Class E Shares Prospectus Dated May 31, 2004

This Supplement provides new and additional information beyond that contained in the Class E Shares Prospectus, and should be read in conjunction with such Prospectus.

Addition of Disclosure Regarding Short-Term Trading

The Prospectus is hereby amended and supplemented to add disclosure regarding the Money Market, Prime Obligation and Government Funds' (each a "Fund" and, together, the "Funds") policies on short-term trading. In the section entitled "Purchasing and Selling Fund Shares," after the sub-section entitled "Minimum Purchases," the following language is hereby added:

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds have not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Funds' expectation that these money market funds will be used by certain investors for short-term investment purposes.

Addition of Disclosure on Portfolio Holdings Information

The Prospectus is hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing and Selling Fund Shares," the following new section is hereby added:

Disclosure of Portfolio Holdings Information

Information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for each Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Funds will post to the website the Funds' top ten holdings and full portfolio holdings. The Funds' top ten holdings will be available within ten (10) calendar days and the Funds' full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI DAILY INCOME TRUST

Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Treasury Fund
Treasury II Fund
Federal Securities Fund
Corporate Daily Income Fund
Treasury Securities Daily Income Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund

Supplement Dated December 7, 2004
to the Statement of Additional Information Dated May 31, 2004

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI"), and should be read in conjunction with such SAI.

Change of Fund Name

At a meeting held on June 17, 2004, the Board of Trustees of SEI Daily Income Trust approved the change of the Corporate Daily Income Fund's name to the Ultra Short Bond Fund. Accordingly, effective on or about December 1, 2004, the name of the Corporate Daily Income Fund will be changed to the Ultra Short Bond Fund. There will not be any changes to the Fund's investment policies as a result of this name change, and the Fund will continue to be managed in the manner described in the Fund's Prospectus. The SAI is hereby amended to reflect the change to the Fund's name.

Change in Investment Adviser and Approval of a "Manager of Managers" Structure

On October 27, 2004, at a special meeting of the shareholders of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each a "Fund" and, together, the "Funds"), each a portfolio of the SEI Daily Income Trust, the shareholders of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds approved: (i) the operation of their respective Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund without obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Fund's investment adviser and "manager of managers."

In connection with the approval of the "manager of managers" structure for the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds and the approval of SIMC as the Funds' investment adviser, the disclosure under the sub-section entitled "General" of the section entitled "The Advisers and Sub-Adviser" is hereby deleted and replaced with the following:

  THE ADVISER AND SUB-ADVISERS

General. SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than 60 funds, and had more than $67.3 billion in assets under management as of September 30, 2004.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC to operate a "manager of managers" structure efficiently. The exemptive order permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the respective Fund's shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for the Funds. The Funds will notify shareholders in the event of any addition or change in identity of its sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to a sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly at the following annual rates: (i) 0.075% on the first $500 million and 0.02% in excess of $500 million on the combined average daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds; (ii) 0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and (iii) 0.10% of the combined daily net assets of the Corporate Daily Income and Treasury Securities Daily Income Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. SIMC pays the sub-advisers out its investment advisory fees.

Wellington Management Company, LLP ("Wellington Management") serves as the sub-adviser to the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, John R. Ryan and Perry M. Traquina.

Banc of America Capital Management, LLC ("BACAP LLC") serves as the sub-adviser to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds. BACAP LLC is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.

Change in Fundamental and Non-Fundamental Policies in the Investment Limitations of the Funds

On October 27, 2004, at a special meeting of the shareholders of the Funds, the shareholders of the Government II, Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds approved changes to the Funds' fundamental and non-fundamental investment limitations. Accordingly, the SAI is hereby amended and supplemented to reflect such changes by deleting the "Fundamental Policies" and "Non-Fundamental Policies" provisions in the section entitled "Investment Limitations" and replacing them with the following:

The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Treasury Securities Daily Income Fund may not:

  1.  With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  4.  Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

  5.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

  6.  Invest in companies for the purpose of exercising control.

  7.  Acquire more than 10% of the voting securities of any one issuer.

  8.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  9.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  10.  Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

  11.  Purchase securities of other investment companies; provided that the Fund may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, the Fund may not purchase securities of other open-end investment companies.

  12.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the Securities and Exchange Commission ("SEC").

  13.  Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

  14.  Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

  15.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  16.  Invest in interests in oil, gas or other mineral exploration or development programs.

  17.  Purchase restricted securities (securities which must be registered under the Securities Act of 1933 (the "1933 Act") before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and Statement of Additional Information.

The following investment limitations are non-fundamental policies of each Fund and may be changed by the Board of Trustees without shareholder approval.

Each Fund may not:

  1.  Invest in oil, gas or mineral leases.

In addition, each of the Money Market, Prime Obligation, Government, Treasury, Treasury II and Federal Securities Funds may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, each Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  4.  Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

  5.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

  6.  Invest in companies for the purpose of exercising control.

  7.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with a Fund's investment objective and policies.

  8.  Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

  9.  Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

  10.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  11.  Invest in interests in oil, gas or other mineral exploration or development programs.

  12.  Invest more than 10% of its net assets in illiquid securities.

In addition, each of the Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government, GNMA and Government II Funds may not:

  1.  With respect to the Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, with respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

  2.  With respect to the Government II Fund, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however that the Fund may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  3.  With respect to the Government II Fund, acquire more than 10% of the voting securities of any one issuer.

  4.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  5.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  6.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its prospectuses and its statement of additional information or as permitted by rule, regulation or order of the SEC.

  7.  Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

  8.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  9.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

  10.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds) futures contracts. However, subject to its permitted investments, each Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  11.  Invest in interests in oil, gas or other mineral exploration or development programs.

  12.  With respect to the Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds, purchase securities of other investment companies; provided that all Funds may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Funds may not purchase securities of other open-end investment companies.

  13.  With respect to the Government II Fund, purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

  14.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government and GNMA Funds may invest in options on futures contracts.

  15.  Invest more than 10% of its net assets in illiquid securities.

  16.  Invest in companies for the purpose of exercising control.

Except with regard to the limitation on (i) investing in illiquid securities and (ii) borrowings, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

Other Policies. The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(G) or section 12(d)(1)(F) of the 1940 Act.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Certain Funds have adopted a fundamental policy that would permit direct investment in real estate. However, these Funds have a non-fundamental investment limitation that prohibits the Funds from investing directly in real estate. This non-fundamental policy may be changed only by vote of such Fund's Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

In addition, the first paragraph of the sub-section entitled "GNMA Fund" of the section entitled "Investment Objectives and Policies" is hereby deleted and replaced with the following:

GNMA Fund-The GNMA Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund, but without restrictions on portfolio duration. At least 80% of the net assets of the Fund will, under normal circumstances, be invested in mortgage-backed securities issued by GNMA. The Fund will notify its shareholders at least 60 days prior to any change to this policy. In addition, the GNMA Fund may invest in futures contracts (including futures on U.S. Treasury obligations) and related options, swaps, caps and floors, as a hedging strategy, and enter into dollar roll transactions with selected banks and broker-dealers. The Fund will only sell futures contracts to protect securities owned against decline in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contracts will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

Election of a New Trustee

On October 27, 2004, at a special meeting of the shareholders of the Funds, shareholders voted to elect a new Trustee. Accordingly, the SAI is amended and supplemented to reflect the addition of James M. Williams as a Trustee of the Funds.

Addition of Disclosure on Portfolio Holdings Information

The SAI is hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. Accordingly, after the section entitled "Portfolio Transactions" the following new section is hereby added:

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Information regarding the availability of the Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home_ria.asp (the "Portfolio Holdings Website").

Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes an agreement with the Trust which provides that: (i) the portfolio holdings information will be kept confidential; and (ii) the person will not trade on the information. Portfolio holdings information may also be provided at any time to the Funds' Trustees and service providers, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE